CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical)		12 Months Ended
	Feb. 09, 2016	Oct. 29, 2017	Oct. 30, 2016	Oct. 25, 2015
Fiscal year term		364 days	371 days	364 days
Common Stock
Authorized stock split ratio	2